Income Taxes - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended				12 Months Ended			12 Months Ended			12 Months Ended
	Dec. 30, 2011	Dec. 30, 2010	Dec. 30, 2009	Dec. 31, 2011	Dec. 31, 2011 Minimum	Dec. 31, 2011 Maximum	Dec. 31, 2011 Federal	Dec. 31, 2011 Federal Minimum	Dec. 31, 2011 Federal Maximum	Dec. 31, 2011 State	Dec. 31, 2011 State Minimum	Dec. 31, 2011 State Maximum
Income Tax [Line Items]
Increase in valuation allowance	$ 0.8	$ 2.6	$ 10.7
Net operating loss carryforwards							67.0			66.9
Net operating loss carryforwards, expiration term								2025	2030		2013	2028
Federal research and development credit carryforwards				$ 1.7
Federal research and development credit carryforwards, expiration year					2022	2031